Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 53.2%
International Equity Funds - 23.6%
iShares Core MSCI EAFE ETF	69,739	$ 5,215,082
iShares Core MSCI Emerging Markets ETF	24,184	1,304,485
iShares Global REIT ETF (A)	53,659	1,325,914
		7,845,481
U.S. Equity Fund - 26.6%
iShares Core S&P 500 ETF	16,003	8,854,780
U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF	6,680	667,599
iShares Core U.S. Aggregate Bond ETF	3,394	336,380
		1,003,979
Total Exchange-Traded Funds (Cost $16,613,933)		17,704,240
INVESTMENT COMPANIES - 46.0%
International Equity Funds - 13.0%
Transamerica Emerging Markets Opportunities (B)	102,166	817,326
Transamerica International Focus (B)	204,897	1,737,529
Transamerica International Stock (B)	139,918	1,753,176
		4,308,031
International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (B)	18,218	168,518
U.S. Equity Funds - 28.0%
Transamerica Capital Growth (B)(C)	127,656	1,016,143
Transamerica Large Cap Value (B)	205,687	2,988,637
Transamerica Mid Cap Growth (B)(C)	102,465	966,244
Transamerica Mid Cap Value Opportunities (B)	83,839	1,004,397
Transamerica Small Cap Growth (B)	101,696	718,989
Transamerica Small Cap Value (B)	124,603	802,441
Transamerica US Growth (B)	57,042	1,807,650
		9,304,501
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 4.5%
Transamerica Bond (B)	124,439	$ 1,005,466
Transamerica High Yield Bond (B)	61,749	502,017
		1,507,483
Total Investment Companies (Cost $15,629,700)		15,288,533
OTHER INVESTMENT COMPANY - 3.1%
Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (D)	1,040,553	1,040,553
Total Other Investment Company (Cost $1,040,553)		1,040,553

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 2.50% (D), dated 07/31/2024, to be repurchased at $174,125 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $177,659.	$ 174,113	174,113
Total Repurchase Agreement (Cost $174,113)		174,113
Total Investments (Cost $33,458,299)		34,207,439
Net Other Assets (Liabilities) - (2.8)%		(942,724)
Net Assets - 100.0%		$ 33,264,715
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$17,704,240	$—	$—	$17,704,240
Investment Companies	15,288,533	—	—	15,288,533
Other Investment Company	1,040,553	—	—	1,040,553
Repurchase Agreement	—	174,113	—	174,113
Total Investments	$34,033,326	$174,113	$—	$34,207,439
Transamerica Funds

Transamerica ClearTrack® 2050

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $1,018,299, collateralized by cash collateral of $1,040,553. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2024	Shares as of July 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$703,559	$270,036	$(19,001)	$(3,433)	$54,305	$1,005,466	124,439	$29,878	$—
Transamerica Capital Growth	851,180	20,000	(151,807)	37,927	258,843	1,016,143	127,656	—	—
Transamerica Emerging Markets Debt	141,222	14,167	—	—	13,129	168,518	18,218	6,139	—
Transamerica Emerging Markets Opportunities	713,460	92,131	(86,999)	(42,961)	141,695	817,326	102,166	21,635	—
Transamerica High Yield Bond	422,993	61,973	(13,000)	(1,708)	31,759	502,017	61,749	21,945	—
Transamerica International Focus	1,413,657	210,046	(35,000)	(7,766)	156,592	1,737,529	204,897	52,477	71,950
Transamerica International Stock	1,430,860	63,800	(108,039)	3,866	362,689	1,753,176	139,918	53,800	—
Transamerica Large Cap Value	2,374,386	209,893	(106,110)	(4,902)	515,370	2,988,637	205,687	25,578	184,315
Transamerica Mid Cap Growth	861,821	15,000	(138,437)	(79,333)	307,193	966,244	102,465	—	—
Transamerica Mid Cap Value Opportunities	850,144	44,908	(28,038)	(9,741)	147,124	1,004,397	83,839	9,562	35,346
Transamerica Small Cap Growth	642,960	42,356	(93,417)	(37,416)	164,506	718,989	101,696	—	32,356
Transamerica Small Cap Value	626,452	21,932	(51,183)	(68,242)	273,482	802,441	124,603	21,932	—
Transamerica US Growth	1,514,314	58,157	(221,332)	61,280	395,231	1,807,650	57,042	—	58,157
Total	$12,547,008	$1,124,399	$(1,052,363)	$(152,429)	$2,821,918	$15,288,533	1,454,375	$242,946	$382,124

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at July 31, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica ClearTrack® 2050

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica ClearTrack® 2050 (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds